CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)	$ (1,468,513)	$ (879,815)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	21,293	36,740
Interest accrued on note payable	7,029
Allowance for doubtful accounts	348,578
Bad debt expense	372,342
Stock-based compensation	127,261	64,969
Changes in operating assets and liabilities:
Accounts receivable	(858,255)	(58,592)
Prepaid expenses and other receivable	(48,142)	(263,994)
Accounts payable	207,444	47,627
Accrued expenses	(212,441)	22,843
Other liability - related party		9,973
Deferred revenue	551,363	2,684
Net cash used in operating activities	(952,041)	(1,017,565)
Cash Flows from Investing Activities:
Purchase of computer equipment	(8,682)
Net cash used in investing activities	(8,682)
Cash Flows from Financing Activities:
Proceeds from issuance of share capital		1,749,911
Proceeds from related party loan	239,683
Net cash provided by financing activities	239,683	1,749,911
Net Change in Cash	(721,040)	732,346
Cash – Beginning of period	979,549	247,203
Cash – End of period	258,509	979,549
Supplemental Cash Flow Information
Income taxes paid
Interest paid